Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2023	Oct. 31, 2022
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 176,603	$ 148,205
Investment securities	196,022	170,018
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	13,037	12,273
Investment securities	21,641	23,362
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,462	$ 2,755